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                            [DECHERT LLP LETTERHEAD]



                                 May 14, 2004

VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE:      THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

         Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the "Company"), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), is one copy of Post-Effective Amendment No. 34 to the Company's Registration Statement on Form N-1A (the "Amendment"). This Amendment is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 33 to May 19, 2004. The Amendment incorporates by reference the prospectus and statement of additional information relating to The Hartford Aggressive Growth Allocation Fund, The Hartford Growth Allocation Fund, The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund and The Hartford Income Allocation Fund contained in Post-Effective Amendment No. 29, which was filed with the Securities and Exchange Commission on January 29, 2004 and which was incorporated by reference in Post-Effective Amendment No. 33, which was filed with the Securities and Exchange Commission on May 7, 2004.

         No fees are required in connection with this filing. Please contact me at (617) 728-7139 or John V. O'Hanlon, Esq. at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

                                             Very truly yours,


                                             /s/ Nicholas J. Kolokithas
                                             -----------------------------------
                                             Nicholas J. Kolokithas

cc: John V. O'Hanlon, Esq.